SCHEDULE OF SUPPLEMENTAL CASH FLOW INFORMATION RELATED TO LEASES (Details) - USD ($)		3 Months Ended		12 Months Ended
	Mar. 01, 2021	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating cash flows from operating leases	$ 29,250		$ 42,816	$ 335,607	$ 372,473	$ 350,608
Weighted-average remaining lease term - operating leases (year)					1 month 28 days	1 year 1 month 28 days
Weighted-average discount rate operating leases			3.35%		3.35%	3.35%
Revision of Prior Period, Adjustment [Member]
Operating cash flows from operating leases					$ 420,193